Tradr 2X Long SPY Quarterly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 49.0%
9,543	SPDR S&P 500 ETF Trust	$6,507,563
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $6,208,999)	6,507,563

	TOTAL INVESTMENTS — 49.0%
	(Cost $6,208,999)	6,507,563

	Other Assets in Excess of Liabilities — 51.0%	6,767,626
	TOTAL NET ASSETS — 100.0%	$13,275,189

ETF – Exchange-Traded Fund

Tradr 2X Long SPY Quarterly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	SPDR S&P 500 ETF Trust	Receive	4.65% (OBFR01* + 100bps)	At Maturity	12/9/2026	$4,667,259	$-	$39,682
TD Cowen	SPDR S&P 500 ETF Trust	Receive	4.40% (OBFR01* + 75bps)	At Maturity	5/1/2026	5,465,610	-	779,344
Wells Fargo	SPDR S&P 500 ETF Trust	Receive	4.65% (OBFR01* + 100bps)	At Maturity	7/7/2026	8,318,469	-	638,198
TOTAL EQUITY SWAP CONTRACTS								$1,457,224

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.